Long-Term Employee Benefit Liabilities	12 Months Ended
Dec. 31, 2015
Postemployment Benefits [Abstract]
Long-Term Employee Benefit Liabilities

18. LONG-TERM EMPLOYEE BENEFIT LIABILITIES

Long-term employee benefit liabilities consist of:

	2015	2014
Defined benefit pension plans and other [a]	$181	$199
Termination and long service arrangements [b]	287	313
Retirement medical benefits plans [c]	30	39
Other long-term employee benefits	6	8

Long-term employee benefit obligations	$504	$559

[a]	Defined benefit pension plans

The Company sponsors a number of defined benefit pension plans and similar arrangements for its employees. All pension plans are funded to at least the minimum legal funding requirements, while European defined benefit pension plans are unfunded.

The weighted average significant actuarial assumptions adopted in measuring the Company’s obligations and costs are as follows:

	2015	2014
Projected benefit obligation
Discount rate	3.8%	3.7%
Rate of compensation increase	2.5%	2.7%
Net periodic benefit cost
Discount rate	3.7%	4.7%
Rate of compensation increase	2.7%	2.8%
Expected return on plan assets	5.9%	6.0%

Information about the Company’s defined benefit pension plans is as follows:

	2015	2014
Projected benefit obligation
Beginning of year	$536	$450
Current service cost	12	13
Interest cost	18	20
Actuarial (gains) losses and changes in actuarial assumptions	(18)	93
Benefits paid	(18)	(16)
Acquisition	1	—
Foreign exchange	(38)	(24)

End of year	493	536

Plan assets at fair value [i]
Beginning of year	347	328
Return on plan assets	7	25
Employer contributions	19	24
Benefits paid	(18)	(16)
Foreign exchange	(29)	(14)

End of year	326	347

Ending funded status	$167	$189

Amounts recorded in the consolidated balance sheet
Non-current asset [note 14]	$(17)	$(13)
Current liability	3	3
Non-current liability	181	199

Net amount	$167	$189

Amounts recorded in accumulated other comprehensive loss
Unrecognized actuarial losses	$(138)	$(147)

Net periodic benefit cost
Current service cost	$12	$13
Interest cost	18	20
Return on plan assets	(20)	(19)
Actuarial losses	4	1

Net periodic benefit cost	$14	$15

[i]	The asset allocation of the Company’s defined benefit pension plans at December 31, 2015 and the target allocation for 2016 is as follows:

	2016	2015
Equity securities	40-80%	58%
Fixed income securities	30-50%	41%
Cash and cash equivalents	0-10%	1%

	100%	100%

Substantially all of the plan assets’ fair value has been determined using significant observable inputs (level 2) from indirect market prices on regulated financial exchanges.

The expected rate of return on plan assets was determined by considering the Company’s current investment mix, the historic performance of these investment categories and expected future performance of these investment categories.

[b]	Termination and long service arrangements

Pursuant to labour laws and national labour agreements in certain European countries and Mexico, the Company is obligated to provide lump sum termination payments to employees on retirement or involuntary termination, and long service payments contingent upon persons reaching a predefined number of years of service.

The weighted average significant actuarial assumptions adopted in measuring the Company’s projected termination and long service benefit obligations and net periodic benefit cost are as follows:

	2015	2014
Discount rate	3.1%	3.0%
Rate of compensation increase	2.8%	2.7%

Information about the Company’s termination and long service arrangements is as follows:

	2015	2014
Projected benefit obligation
Beginning of year	$323	$336
Current service cost	15	18
Interest cost	8	11
Actuarial losses and changes in actuarial assumptions	2	15
Benefits paid	(12)	(17)
Divestiture	(4)	—
Foreign exchange	(37)	(40)

Ending funded status	$295	$323

Amounts recorded in the consolidated balance sheet
Current liability	$8	$10
Non-current liability	287	313

Net amount	$295	$323

Amounts recorded in accumulated other comprehensive loss
Unrecognized actuarial losses	$(69)	$(81)

Net periodic benefit cost
Current service cost	$15	$20
Interest cost	8	11
Actuarial losses	18	16

Net periodic benefit cost	$41	$47

[c]	Retirement medical benefits plans

The Company sponsors a number of retirement medical plans which were assumed on certain acquisitions in prior years. These plans are frozen to new employees and incur no current service costs.

In addition, the Company sponsors a retirement medical benefits plan that was amended during 2009 such that substantially all employees retiring on or after August 1, 2009 no longer participate in the plan.

The weighted average discount rates used in measuring the Company’s projected retirement medical benefit obligations and net periodic benefit cost are as follows:

	2015	2014
Retirement medical benefit obligations	3.9%	3.7%
Net periodic benefit cost	3.7%	4.5%
Health care cost inflation	6.5%	7.0%

Information about the Company’s retirement medical benefits plans are as follows:

	2015	2014
Projected benefit obligation
Beginning of year	$41	$36
Interest cost	1	2
Actuarial (gains) losses and changes in actuarial assumptions	(7)	5
Benefits paid	(2)	(2)
Foreign exchange	(1)	—

Ending funded status	$32	$41

Amounts recorded in the consolidated balance sheet
Current liability	$2	$2
Non-current liability	30	39

Net amount	$32	$41

Amounts recorded in accumulated other comprehensive loss
Unrecognized past service costs	$1	$2
Unrecognized actuarial gains	11	4

Total amounts included in accumulated other comprehensive loss	$12	$6

Net periodic benefit cost
Interest cost	$2	$2
Actuarial gains	—	(1)
Past service cost amortization	(1)	(1)

Net periodic benefit cost	$1	$—

The effect of a one-percentage point increase or decrease in health care trend rates would not have a significant impact on the Company’s income.

[d]	Future benefit payments

		Termination
	Defined	and long	Retirement
	benefit	service	medical
	pension plans	arrangements	benefits plans	Total
Expected employer contributions—2016	$17	$8	$2	$27

Expected benefit payments:
2016	$17	$8	$2	$27
2017	17	8	2	27
2018	17	9	2	28
2019	18	12	2	32
2020	19	14	2	35
Thereafter	111	86	9	206

	$199	$137	$19	$355